Long-term debt (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Accordion feature	$ 200
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, available balance	550
Accordion feature	$ 200
Borrowings, interest rate	7.10%
Convertible debenture (2017) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture		$ 300
Borrowings, interest rate		4.00%
Conversion price		$ 22.89
Convertible debenture (2017) [Member] | Public offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture		$ 184
Convertible debenture (2017) [Member] | Private placements offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture		$ 116